Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories
Inventories comprise the following:

	2021			2020			2019
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,344	(66)	1,278	1,051	(76)	975	1,163	(76)	1,087
Work in process	5,579	(554)	5,025	5,398	(542)	4,856	5,104	(582)	4,522
Finished goods	2,696	(284)	2,412	2,739	(218)	2,521	2,629	(244)	2,385
Total	9,619	(904)	8,715	9,188	(836)	8,352	8,896	(902)	7,994